Equity reserves and long-term incentive plan awards - disclosure of amount and movement in restricted share units (Details) - Restricted Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance, beginning of year	1,184,594	2,421,200
Granted	299,900	271,400
Settled in cash	(599,107)	(937,624)
Cancelled/Forfeited	(350,879)	(570,382)
Balance, end of year	534,508	1,184,594